Paras Madho
Director
Securities Operations

NYSE Group

07085506

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

CERT NYS

RECD S.E.C.
DEC 6 2007
1086

1- 33873

December 6, 2007

PROCESSED
DEC 12 2007
THOMSON
FINANCIAL

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, SUSQUEHANNA CAPITAL I, Susquehanna Capital I Capital Securities (and the Guarantee by Susquehanna Bancshares, Inc. with respect thereto) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 3, 2007. Tentative listing date – Not yet determined.

Sincerely,

Paras Madho

END